Shareholder Report, Line Graph (Details) 190473_GuidePath Absolute Return Allocation Fund_Service Shares_TSR Annual {Service Shares} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Service Shares
Account Value [Line Items]
Line Graph and Table Measure Name											GuidePath Absolute Return Allocation Fund Service Shares
Accumulated Value	$ 12,486	$ 11,840	$ 11,297	$ 11,841	$ 12,186	$ 11,253	$ 11,378	$ 11,071	$ 10,865	$ 10,000	$ 13,900
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Bond Index
Accumulated Value	10,159	9,858	9,810	10,671	11,401	10,893	10,454	10,494	9,810	10,000	$ 10,592
FTSE 3-Month Treasury Bill [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE 3-Month Treasury Bill Index
Accumulated Value	$ 12,064	$ 11,466	$ 10,872	$ 10,595	$ 10,589	$ 10,567	$ 10,356	$ 10,140	$ 10,034	$ 10,000	$ 12,573